As filed with the Securities and Exchange Commission on November 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 0.4%
Innovative Solutions & Support, Inc. (a)	493,229	$1,963,051
Airlines - 1.8%
Allegiant Travel Company (a)(c)	131,200	8,312,832
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)(c)	400,000	4,508,000
Fuel Systems Solutions, Inc. (a)	79,988	1,374,994
		5,882,994
Automobiles - 1.7%
Ford Motor Company	789,000	7,779,540
Biotechnology - 2.8%
Celgene Corporation (a)	165,000	12,606,000
Capital Markets - 3.6%
State Street Corporation	390,568	16,388,233
Commercial Banks - 1.4%
PNC Financial Services Group, Inc.	100,000	6,310,000
Diversified Financial Services - 5.7%
Citigroup Inc.	300,000	9,816,000
JPMorgan Chase & Co.	407,000	16,475,360
		26,291,360
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	110,000	4,147,000
Electronic Equipment, Instruments & Components - 2.2%
Corning, Inc.	742,000	9,757,300
Universal Display Corporation (a)(c)	20,000	687,600
		10,444,900
Energy Equipment & Services - 3.8%
C&J Energy Services, Inc. (a)	100,000	1,990,000
Halliburton Company	407,000	13,711,830
Helix Energy Solutions Group, Inc. (a)(c)	100,200	1,830,654
		17,532,484
Health Care Equipment & Supplies - 4.5%
Covidien PLC (b)	345,000	20,499,900
Health Care Providers & Services - 0.9%
Laboratory Corporation of America Holdings (a)	42,500	3,929,975
Household Durables - 1.8%
KB Home (c)	190,000	2,726,500
PulteGroup, Inc. (a)(c)	300,000	4,650,000
Stanley Furniture Co., Inc. (a)	220,800	1,075,296
		8,451,796
Industrial Conglomerates - 2.7%
General Electric Company	535,000	12,149,850
Insurance - 9.0%
Aflac, Inc.	225,000	10,773,000
Berkshire Hathaway, Inc. - Class B (a)	143,500	12,656,700
Lincoln National Corporation	300,000	7,257,000
MetLife, Inc.	300,000	10,338,000
		41,024,700
Internet Software & Services - 1.0%
Yahoo! Inc. (a)	285,000	4,552,875
IT Services - 5.0%
Alliance Data Systems Corporation (a)	160,000	22,712,000
Life Sciences Tools & Services - 2.1%
Life Technologies Corporation (a)	195,000	9,531,600
Machinery - 3.5%
Terex Corporation (a)(c)	100,000	2,258,000
Westport Innovations, Inc. (a)(b)	500,000	13,920,000
		16,178,000
Oil, Gas & Consumable Fuels - 2.4%
Rex Energy Corporation (a)	648,925	8,663,149
SandRidge Energy, Inc. (a)(c)	330,000	2,300,100
		10,963,249
Pharmaceuticals - 8.6%
Abbott Laboratories	300,000	20,568,000
Novogen Limited - ADR (a)	32,914	62,207
Pfizer, Inc.	314,000	7,802,900
Teva Pharmaceutical Industries Ltd. - ADR	265,000	10,973,650
		39,406,757
Semiconductors & Semiconductor Equipment - 6.0%
Cypress Semiconductor Corporation	275,000	2,948,000
Intel Corporation	966,000	21,908,880
Lattice Semiconductor Corporation (a)	667,300	2,555,759
		27,412,639
Software - 7.9%
Microsoft Corporation	790,000	23,526,200
Oracle Corporation	400,000	12,596,000
		36,122,200

Specialty Retail - 5.2%
Asbury Automotive Group, Inc. (a)	100,000	2,795,000
Sonic Automotive, Inc. - Class A (c)	1,100,000	20,878,000
		23,673,000
Tobacco - 5.7%
Philip Morris International, Inc.	290,580	26,134,765
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. - Class A (a)	379,907	7,317,009
Rush Enterprises, Inc. - Class B (a)	41,407	696,052
		8,013,061
Total Common Stocks
(Cost $358,835,960)		428,414,761

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 0.3%
Morgan Stanley
Expiration January 2014
Exercise Price $17.00	4,000	1,132,000
Total Purchased Call Options
(Cost $1,242,093)		1,132,000

TOTAL INVESTMENTS
(Cost $360,078,053) - 93.9% (d)(e)		429,546,761
ASSETS IN EXCESS OF OTHER LIABILITIES - 6.1%		27,964,571
TOTAL NET ASSETS - 100.0%		$457,511,332

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on September 30, 2012 was $48,151,686.
(d)	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$360,079,310
Gross unrealized appreciation	92,177,626
Gross unrealized depreciation	(22,710,175)
Net unrealized appreciation	$69,467,451

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(e)	Investment Valuations - Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments
(those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Valuation Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Valuation Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, the Fund’s investments will be valued at fair value by the Valuation Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market)
and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at September 30, 2012
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$428,414,761	$-	$-	$428,414,761
Purchased Call Option Contracts	-	1,132,000	-	1,132,000
Total Investments in Securities	$428,414,761	$1,132,000	$-	$429,546,761

Written Call Option Contracts	$3,034,000	$1,709,400	$-	$4,743,400

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Level 2 securities are priced using inputs such as last quoted bid, current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.The Fund did not have any Level 3 investments at the end of the period. There were no transfers into or out of Level 1 or Level 2 during the period.

(f)	Fair values of derivative instruments as of September 30, 2012:
		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Value	Description	Fair Vaule
	Equity Contracts:
	Purchased Call Options	Schedule of Investments	$1,132,000	N/A	$-
	Written Call Options	N/A	-	Schedule of Written Call Options	4,743,400
	Total		$1,132,000		$4,743,400

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
September 30, 2012 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (1.0)%
Allegiant Travel Company
Expiration: October 2012, Exercise Price: $65.00	400	$42,000
American Axle & Manufacturing Holdings, Inc.
Expiration: October 2012, Exercise Price: $11.00	1,000	69,000
Expiration: January 2013, Exercise Price: $12.50	1,000	65,000
Helix Energy Solutions Group, Inc.
Expiration: January 2013, Exercise Price: $17.50	1,000	195,000
KB Home
Expiration: January 2014, Exercise Price: $10.00	1,900	940,500
PulteGroup, Inc.
Expiration: January 2013, Exercise Price: $7.50	2,000	1,618,000
Expiration: January 2014, Exercise Price: $10.00	1,000	686,000
SandRidge Energy, Inc.
Expiration: December 2012, Exercise Price: $7.00	1,000	56,000
Expiration: January 2014, Exercise Price: $10.00	1,300	88,400
Sonic Automotive, Inc. - Class A
Expiration: November 2012, Exercise Price: $17.50	2,000	360,000
Terex Corporation
Expiration: January 2013, Exercise Price: $17.50	1,000	605,000
Universal Display Corporation
Expiration: December 2012, Exercise Price: $39.00	100	18,500
Total Written Call Options
(Premiums received $2,399,238)		$4,743,400

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)    /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date            11/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ronald H. Muhlenkamp
 Ronald H. Muhlenkamp, President

Date            11/19/2012

By (Signature and Title)*       /s/ James S. Head
 James S. Head, Treasurer

Date            11/19/2012

* Print the name and title of each signing officer under his or her signature.